Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Operating activities:
Net loss (unaudited)	$ (47,712)	$ (1,909)
Adjustments to reconcile net loss to net cash from operating activities:
Research and development expense, Patent cost	42,259
Depreciation expenses	6	5
Changes in operating assets and liabilities:
Advances to suppliers	(117)	(21)
Prepaid expenses	45
Other current assets	130	(11)
Other noncurrent assets	(82)	(27)
Accounts payable	568	115
Amounts due to related parties	(203)	(24)
Accrued expenses	(97)	(120)
Other current liabilities	(76)	1
Net cash used in operating activities	(5,279)	(1,991)
Investing activities:
Acquisitions of property and equipment	(14)
Net cash used in investing activities	(14)
Financing activities:
Proceeds from issuance of ordinary shares, net of underwriting discount	50,505
Payment of initial public offering costs	(2,334)	(42)
Net cash provided by (used in) financing activities	48,171	(42)
Effect of foreign exchange rate changes, net	(1)	7
Net (decrease) increase in cash and cash equivalents	42,877	(2,026)
Cash at beginning of period	11,687	10,821
Cash at end of period	54,564	8,795
Non-cash activities:
Initial public offering costs accrued in accrued expenses and other current liabilities		55
Research and Development Expenses Settled by Shares Issuance	$ 42,259